Share-Based Compensation - Summary of Restricted Shares Activity (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Number of shares, Outstanding	137,243,670	9,040,000	15,733,334
Number of shares, Granted	62,410,200	236,768,940
Number of shares, Forfeited	(22,844,235)	(6,991,000)	(2,691,282)
Number of shares, Vested	(53,018,580)	(101,574,270)	(4,002,052)
Number of shares, Outstanding	123,791,055	137,243,670	9,040,000
Weighted average grant date fair value, Outstanding	¥ 4.81	¥ 1.51	¥ 1.51
Weighted average grant date fair value, Granted	1.63	3.74
Weighted average grant date fair value, Forfeited	2.11	3.10	1.51
Weighted average grant date fair value, Vested	4.36	2.15	1.51
Weighted average grant date fair value, Outstanding	¥ 3.90	¥ 4.81	¥ 1.51